Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	F-1
Registrant Name	AZUL SA
Entity Emerging Growth Company	false
Amendment Description	On May 6, 2026, Azul S.A. (the “Registrant”) filed a Registration Statement on Form F-1 (File No. 333-295577) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on July 1, 2026. The Registrant is filing this Post-Effective Amendment No. 1 to the Registration Statement pursuant to the undertakings in Item 9 of Form F-1 to, among other things:(i)include its unaudited interim consolidated financial statements as of and for the six months ended June 30, 2026;(ii)include our management’s discussion and analysis of financial condition and results of operations for the six-month periods ended June 30, 2026 and 2025;(iii)amend the section titled “Unaudited Pro Forma Condensed Consolidated Financial Information”;(iv)update certain other information contained in the Registration Statement to reflect developments since the effective date of the Registration Statement; (v)include the identity of an Unnamed Selling Shareholder (as defined in the prospectus which forms part of the Registration Statement) and the number of common shares, including in the form of ADS, to be offered and resold by such Unnamed Selling Shareholder that has requested to be named as a Selling Shareholder in the prospectus, as contemplated by the “Selling Shareholders” section therein; (vi)include updated information regarding the number of common shares, including in the form of ADSs, held by the Selling Shareholders named in the prospectus which forms of the Registration Statement; and(vii)file Exhibit 23.1 and Exhibit 23.2 to the Registration Statement as indicated in Part II of this Post-Effective Amendment No. 1.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on May 6, 2026.
Central Index Key	0001432364
Amendment Flag	true